Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2025
Profit or loss [abstract]
Earnings (Loss) Per Share

Note 22 – Earnings (Loss) Per Share:

Details regarding the number of shares in the calculation of profit or (loss) per share

	For the year ended December 31
	2025		2024		2023
		Profit (loss)		Profit (loss)		Profit (loss)
	Weighted number of shares	NIS in thousands	Weighted number of shares	NIS in thousands	Weighted number of shares	NIS in thousands

Number of shares and profit (loss) for calculating basic and diluted profit (loss) per share	53,743,140	(35,710)	45,869,177	(67,795)	45,572,689	(61,959)

In 2025, 7,349,896 warrants and 2,116,820 options were excluded from the diluted weighted average number of shares calculation as their effect would have been anti-dilutive.

Intercure Ltd.
Notes to the Consolidated Financial Statements